Deferred revenue	9 Months Ended
Sep. 30, 2016
Deferred Revenue Disclosure [Abstract]
Deferred revenue
7.	Deferred revenue:

	September 30,	December 31,
	2016	2015
Deferred revenue on time charters	$27,420	$14,271
Deferred interest on lease receivable	114	1,428
Other deferred revenue	2,568	9,230
Deferred revenue	30,102	24,929
Current portion	(28,184)	(22,199)
Deferred revenue	$1,918	$2,730